Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Effective income tax rate	18.80%		24.80%
Restructuring and other charges, net	$ 17,000,000		$ 0
Restructuring and other charges, net of tax	11,100,000
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Actuarial loss	15,432,000	[1]	0
Actuarial loss, net of tax	$ 9,800,000	[1]

[1]	In connection with the announced realignment of our operating segments effective January 1, 2014, in the fourth quarter of 2013 we initiated a workforce reduction plan which will result in a reduction of approximately 230 employees worldwide. This workforce reduction triggered a net curtailment gain of approximately $0.8 million in the first quarter of 2014 for one of our U.S. defined benefit plans and our supplemental executive retirement plan (SERP). In connection with the curtailment, we were required to remeasure the related assets and obligations for these plans. As of the January 31, 2014 remeasurement date, the weighted-average discount rate for our domestic pension plans was reduced from 5.14% to 4.97%. Taking into account the discount rate reduction and actual return on plan assets through January 31, 2014, we recorded a mark-to-market actuarial loss (net of the curtailment gain) for the first quarter of 2014 of $15.4 million.